UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Money Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULES OF INVESTMENTS

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
March 31, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CERTIFICATES OF DEPOSIT (11.4%)

$ 31,350,000	Bank of Montreal	09/04/15	0.270%	$ 31,350,000
20,000,000	Bank of Nova Scotia	05/08/15	0.170	20,000,000
20,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	05/06/15	0.220	20,000,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	06/10/15	0.240	25,000,000
25,000,000	DNB Bank ASA	05/19/15	0.180	25,000,000
23,900,000	DNB Bank ASA	06/03/15	0.180	23,900,000
25,000,000	Standard Chartered Bank	06/12/15	0.260	25,000,000
45,000,000	Svenska Handelsbanken	05/05/15	0.180	45,000,212
	Total Certificates of Deposit (Identified cost $215,250,212)			215,250,212

	COMMERCIAL PAPER (2.6%)

30,000,000	ING US Funding LLC1	05/04/15	0.210	29,994,225
20,000,000	ING US Funding LLC1	05/11/15	0.230	19,994,889
	Total Commercial Paper (Identified cost $49,989,114)			49,989,114

	MUNICIPAL BONDS (4.5%)

14,000,000	California State Health Facilities Financing Authority2	04/07/15	0.010	14,000,000
9,290,000	Charlotte, North Carolina2	04/07/15	0.040	9,290,000
14,000,000	Connecticut State Health & Educational Facility Authority2	04/07/15	0.010	14,000,000
9,745,000	Illinois State Finance Authority2	04/07/15	0.040	9,745,000
12,100,000	Massachusetts State Health & Educational Facilities Authority2	04/07/15	0.020	12,100,000
13,425,000	New Hampshire State Health & Education Facilities Authority2	04/07/15	0.040	13,425,000
11,875,000	University of Michigan2	04/07/15	0.030	11,875,000
	Total Municipal Bonds (Identified cost $84,435,000)			84,435,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (32.0%)

25,000,000	Fannie Mae Discount Notes1,3	05/01/15	0.072	24,998,500
25,000,000	Fannie Mae Discount Notes1	05/04/15	0.040	24,999,083
14,000,000	Fannie Mae Discount Notes1	05/15/15	0.060	13,998,973
36,000,000	Fannie Mae Discount Notes1,3	05/27/15	0.047	35,997,371
10,000,000	Fannie Mae Discount Notes1	06/01/15	0.050	9,999,153
85,000,000	Fannie Mae Discount Notes1	06/03/15	0.040	84,994,050
15,000,000	Federal Home Loan Bank Discount Notes1	04/08/15	0.045	14,999,869
15,000,000	Federal Home Loan Bank Discount Notes1	05/06/15	0.075	14,998,906
50,000,000	Federal Home Loan Bank Discount Notes1	05/13/15	0.060	49,996,500
94,500,000	Federal Home Loan Bank Discount Notes1,3	05/22/15	0.069	94,490,710
35,000,000	Federal Home Loan Bank Discount Notes1	06/10/15	0.075	34,994,896
55,000,000	Freddie Mac Discount Notes1,3	04/06/15	0.074	54,999,433
14,200,000	Freddie Mac Discount Notes1	05/14/15	0.058	14,199,016
65,000,000	Freddie Mac Discount Notes1,3	06/01/15	0.057	64,993,697
50,000,000	Freddie Mac Discount Notes1	06/10/15	0.050	49,995,139

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

$ 15,000,000	Freddie Mac Discount Notes1	06/12/15	0.065%	$ 14,998,050
	Total U.S. Government Agency Obligations (Identified cost $603,653,346)			603,653,346

	U.S. TREASURY BILLS (27.3%)

70,000,000	U.S. Treasury Bill1,3	04/23/15	0.020	69,999,138
50,000,000	U.S. Treasury Bill1	04/30/15	0.015	49,999,396
30,000,000	U.S. Treasury Bill1	05/07/15	0.031	29,999,070
110,000,000	U.S. Treasury Bill1,3	05/21/15	0.009	109,998,566
65,000,000	U.S. Treasury Bill1,3	05/28/15	0.014	64,998,528
30,000,000	U.S. Treasury Bill1	06/04/15	0.015	29,999,200
55,000,000	U.S. Treasury Bill1,3	06/11/15	0.013	54,998,550
50,000,000	U.S. Treasury Bill1	06/18/15	0.016	49,998,321
55,000,000	U.S. Treasury Bill1,3	06/25/15	0.027	54,996,494
	Total U.S. Treasury Bills (Identified cost $514,987,263)			514,987,263

	U.S. TREASURY NOTES (8.0%)

115,000,000	U.S. Treasury Note	04/15/15	0.375	115,014,694
35,000,000	U.S. Treasury Note	05/15/15	0.250	35,009,436
	Total U.S. Treasury Notes (Identified cost $150,024,130)			150,024,130

	TIME DEPOSITS (3.7%)

70,000,000	Wells Fargo	04/01/15	0.080	70,000,000
	Total Time Deposits (Identified cost $70,000,000)			70,000,000

	REPURCHASE AGREEMENTS (8.7%)

55,000,000	BNP Paribas (Agreement dated 03/31/15 collateralized by FHLB 0.000%, due 08/28/17, value $360,692, FHLMC 2.500%-7.500%, due 01/01/17-02/01/45, value $21,554,922, FNMA 2.500%-7.000%, due 05/01/15-12/01/44, value $31,265,459, GNMA 4.000%-6.000%, due 05/20/26-03/15/44, value $2,918,927)	04/01/15	0.080	55,000,000
55,000,000	RBC Capital Markets (Agreement dated 03/31/15 collateralized by FHLMC 2.686%-5.000%, due 10/01/29-11/01/44, value $19,949,690, FNMA 2.256%-5.000%, due 05/01/26-03/01/45, value $35,165,224, GNMA 2.000%-5.000%, due 02/15/39-02/20/45, value $985,086)	04/01/15	0.120	55,000,000
Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (continued)

$ 55,000,000	Societe Generale (Agreement dated 03/31/15 collateralized by FHLMC 3.013%, due 01/01/41, value $7,882,991, FNMA 2.098%-4.000%, due 05/01/26-04/01/42 value $48,217,009)	04/01/15	0.160%	$ 55,000,000
	Total Repurchase Agreements (Identified cost $165,000,000)			165,000,000

TOTAL INVESTMENTS (Identified cost $1,853,339,065)4			98.2%	$ 1,853,339,065
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.8%	33,139,297
NET ASSETS		100.0%		$ 1,886,478,362

_______

1	Coupon represents a yield to maturity.
2
Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the March 31, 2015 coupon or interest rate.

3	Coupon represents a weighted average yield.
4	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes

Abbreviations:
FHLB	−	Federal Home Loan Banks.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

A. Fair Value Measurements

BBH Money Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At March 31, 2015, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of March 31, 2015
Certificates of Deposit	$ –	$ 215,250,212	$–	$ 215,250,212
Commercial Paper	–	49,989,114	–	49,989,114
Municipal Bonds	–	84,435,000	–	84,435,000
U.S. Government Agency Obligations	–	603,653,346	–	603,653,346
U.S. Treasury Bills	–	514,987,263	–	514,987,263
U.S. Treasury Notes and Bonds	–	150,024,130	–	150,024,130
Time Deposits	–	70,000,000	–	70,000,000
Repurchase Agreements	–	165,000,000	–	165,000,000
Total Investments, at value	$ –	$ 1,853,339,065	$–	$ 1,853,339,065

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2015, based on the valuation input levels on June 30, 2014.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Money Market Fund is managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz
Radford W. Klotz
President - Principal Executive Officer

Date: May 29, 2015

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  May 29, 2015

* Print name and title of each signing officer under his or her signature.